Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005513 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000005513 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005513 | T. Rowe Price Blue Chip Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000005513 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005513 | T. Rowe Price Equity Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000005513 | T. Rowe Price Dividend Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000005513 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005513 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005513 | T. Rowe Price Small-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005513 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005513 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000005513 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005513 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000227148 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000227148 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000227148 | T. Rowe Price Blue Chip Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000227148 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000227148 | T. Rowe Price Equity Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000227148 | T. Rowe Price Dividend Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000227148 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227148 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000227148 | T. Rowe Price Small-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227148 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227148 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000227148 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000227148 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.00%